Income and Expenses - Schedule of Deductible Temporary Differences for which No Deferred Tax Asset is Recognised (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Pension	SFr 91	SFr 845
Tax losses in Switzerland	88,938	57,148
Leasing	(125)	(85)
Intangible asset	(4,025)	(4,025)
Total	SFr 84,879	SFr 53,883